Pacer Developed Markets International Cash Cows 100 ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Australia - 8.1%
BlueScope Steel Ltd.	357,854	$5,542,937
Fortescue Ltd.	1,413,298	27,704,636
IGO Ltd.	708,382	3,513,398
Qantas Airways Ltd.(a)	2,623,387	9,569,192
Santos Ltd.	2,139,244	11,017,120
Whitehaven Coal Ltd.	2,592,816	14,339,611
Woodside Energy Group Ltd. - ADR(b)	1,133,480	23,667,062
		95,353,956

Belgium - 0.3%
Solvay SA	145,074	3,988,504

Canada - 3.9%
Imperial Oil Ltd.(b)	244,738	14,118,935
Suncor Energy, Inc.	709,652	23,503,674
Tourmaline Oil Corp.	211,690	9,152,843
		46,775,452

Denmark - 2.2%
AP Moller - Maersk AS - Class B	14,929	27,541,885

Finland - 1.8%
Fortum Oyj	680,912	9,338,045
UPM-Kymmene Oyj	350,192	12,742,443
		22,080,488

France - 6.4%
Carrefour SA	820,317	14,024,634
Cie de Saint-Gobain SA	340,858	24,253,067
Eiffage SA	125,775	13,195,549
Getlink SE	331,424	5,730,695
Publicis Groupe SA	138,294	13,914,140
Teleperformance SE	39,395	6,200,903
		77,318,988

Germany - 5.0%
Brenntag SE	89,410	7,948,372
Deutsche Post AG	495,821	23,855,220
Fresenius Medical Care AG - ADR(b)	521,960	10,073,828
Fresenius SE & Co. KGaA	556,948	15,721,399
Zalando SE(a)(c)(d)	118,990	2,402,098
		60,000,917

Italy - 1.9%
Eni SpA - ADR(b)	715,401	22,857,062

Japan - 27.2%
Aisin Corp.	245,196	9,254,408
ANA Holdings, Inc.(a)	662,144	14,711,312
ENEOS Holdings, Inc.	4,162,954	16,931,270
Inpex Corp.	1,673,913	23,258,269
Japan Airlines Co. Ltd.	491,360	9,493,016
JFE Holdings, Inc.	785,904	12,513,698
Kawasaki Kisen Kaisha Ltd.	443,621	21,704,816
Koito Manufacturing Co. Ltd.	104,710	1,619,953
Lawson, Inc.	198,454	11,389,733
Makita Corp.	216,540	5,895,338
Mazda Motor Corp.	736,344	9,112,995
Mitsubishi Motors Corp.	1,175,416	3,760,724
Mitsui & Co. Ltd.	640,930	26,263,411
Mitsui OSK Lines Ltd.	420,094	15,156,265
NGK Insulators Ltd.	185,360	2,332,428
NIPPON EXPRESS HOLDINGS INC	185,260	11,078,090
Nippon Steel Corp.	827,932	20,082,329
Nippon Yusen KK	874,226	30,281,317
Niterra Co. Ltd.	118,727	3,226,716
Nitto Denko Corp.	57,631	4,820,204
Obayashi Corp.	632,806	5,888,217
Ono Pharmaceutical Co. Ltd.	212,305	3,854,321
Persol Holdings Co. Ltd.	985,722	1,585,272
SCREEN Holdings Co. Ltd.	51,368	5,120,047
Sega Sammy Holdings, Inc.	105,092	1,557,315
SG Holdings Co. Ltd.	386,064	5,021,875
Shimamura Co. Ltd.	14,676	1,616,374
Shionogi & Co. Ltd.	123,378	5,960,168
Sojitz Corp.	242,876	5,782,290
Subaru Corp.	713,164	14,492,958
Tokyo Gas Co. Ltd.	525,186	12,135,872
Toyota Tsusho Corp.	269,342	17,908,553
Welcia Holdings Co. Ltd.	97,272	1,646,314
		335,455,868

Jersey - 0.1%
Arcadium Lithium PLC(a)	248,211	1,266,889

Luxembourg - 3.6%
ArcelorMittal	929,156	25,746,016
Tenaris SA - ADR	561,471	17,860,393
		43,606,409

Netherlands - 6.3%
Koninklijke Ahold Delhaize NV	823,584	23,150,034
Randstad Holding NV	114,298	6,516,986
Shell PLC - ADR	357,815	22,510,142
Stellantis NV	1,084,891	24,029,093
		76,206,255

Norway - 3.0%
Aker BP ASA	324,796	8,671,727
Equinor ASA - ADR(b)	737,525	21,144,842
Norsk Hydro ASA	1,270,316	7,481,364
		37,297,933

Poland - 1.4%
ORLEN SA	1,131,138	17,700,912

Portugal - 1.0%
Galp Energia SGPS SA	760,616	12,013,447

Singapore - 2.3%
Genting Singapore Ltd.	4,236,590	3,189,680
Singapore Airlines Ltd.	4,883,259	24,316,191
		27,505,871

South Korea - 4.0%
Hanwha Aerospace Co. Ltd.	70,408	7,285,314
Hyundai Mobis Co. Ltd.	37,114	5,839,688
Kia Corp.	359,769	27,737,783
LG H&H Co. Ltd.	11,368	2,585,088
Posco International Corp.	140,578	5,540,331
		48,988,204

Spain - 2.9%
Repsol SA	796,015	11,819,833
Telefonica SA	5,445,148	22,184,743
		34,004,576

Sweden - 1.3%
SKF AB - Class B	215,280	4,259,406
SSAB AB - Class B	1,164,352	8,928,453
Tele2 AB - Class B	449,610	3,839,117
		17,026,976

Switzerland - 1.8%
Glencore PLC	4,087,780	21,781,151

United Kingdom - 15.1%
B&M European Value Retail SA	561,944	3,693,214
BAE Systems PLC - ADR(b)	347,826	21,057,386
Barratt Developments PLC	507,725	3,477,145
BP PLC - ADR	649,577	22,800,153
British American Tobacco PLC - ADR	749,987	22,199,615
Bunzl PLC	160,136	6,524,525
Burberry Group PLC	177,340	2,939,635
Centrica PLC	11,857,714	20,805,248
International Consolidated Airlines Group SA(a)	7,662,578	14,376,802
JD Sports Fashion PLC	2,985,857	4,429,140
Kingfisher PLC	1,533,190	4,282,393
Mondi PLC	222,503	3,987,160
Taylor Wimpey PLC	1,392,071	2,614,499
Tesco PLC	5,820,233	21,139,539
Vodafone Group PLC - ADR	2,626,508	22,587,969
WPP PLC - ADR(b)	169,196	8,192,470
		185,106,893
TOTAL COMMON STOCKS (Cost $1,160,476,203)		1,213,878,636

EXCHANGE TRADED FUNDS - 0.0%(e)
iShares MSCI EAFE ETF(b)	1,215	91,137
iShares MSCI EAFE Value ETF	330	17,008
TOTAL EXCHANGE TRADED FUNDS (Cost $108,854)		108,145

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.2%
Mount Vernon Liquid Assets Portfolio, LLC, 5.54%(f)	63,242,825	63,242,825
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $63,242,825)		63,242,825

TOTAL INVESTMENTS - 104.8% (Cost $1,223,827,882)		$1,277,229,606
Liabilities in Excess of Other Assets - (4.8)%		(58,305,512)
TOTAL NET ASSETS - 100.0%		$1,218,924,094

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $60,417,427 which represented 5.0% of net assets.
(c)	Security considered restricted. The total market value of these securities was $2,402,098 which represented 0.2% of net assets as of January 31, 2024.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2024, the value of these securities total $2,402,098 or 0.2% of the Fund’s net assets.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day effective yield as of January 31, 2024.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Description	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Common Stocks	$ 1,213,878,636	$ -	$ -	$ -	$ 1,213,878,636
Exchange Traded Funds	108,145	-	-	-	108,145
Investments Purchased with Proceeds from Securities Lending	-	-	-	63,242,825	63,242,825
Total Investments in Securities	$ 1,213,986,781	$ -	$ -	$ 63,242,825	$ 1,277,229,606

Refer to the Schedule of Investments for industry classifications.